Significant Accounting Policies (Details 1) $ in Thousands	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Operating lease commitments as of December 31, 2018	$ 7,441
Discounted operating lease commitments of January 1, 2019	6,795
Lease liabilities as of January 1, 2019	$ 6,795
Bottom of range [member]
Statement Line Items [Line Items]
Weighted average incremental borrowing rate as of January 1, 2019	1.45%
Bottom of range [member]
Statement Line Items [Line Items]
Weighted average incremental borrowing rate as of January 1, 2019	4.01%